Equity - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive loss
Aquisition non-controlling interest - OCI	€ (92)	€ (3,443)	€ 489
Currency Translation Differences & Other
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(6,133)	(8,285)	(1,394)
Currency translation impact	(1,427)	2,152	(6,025)
Aquisition non-controlling interest - OCI			(866)
Other comprehensive (loss) income at end of period	(7,560)	(6,133)	(8,285)
Fair value adjustment equity investments
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(2,954)	489
Fair value adjustment	(92)	(3,443)	489
Other comprehensive (loss) income at end of period	(3,046)	(2,954)	489
Total OCI attributable to the shareholder
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(9,087)	(7,796)	(1,394)
Currency translation impact	(1,427)	2,152	(6,025)
Fair value adjustment	(92)	(3,443)	489
Aquisition non-controlling interest - OCI			(866)
Other comprehensive (loss) income at end of period	€ (10,606)	€ (9,087)	€ (7,796)